BORROWINGS - Maturities of principal on notes and bank loans (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
BORROWINGS
Total borrowings	₽ 486,140	₽ 462,139
Notes [Member]
BORROWINGS
Contractual undiscounted cash flows	233,314
Less: unamortized debt issuance costs	(321)
Less: interest	(37,064)
Total borrowings	195,929
Bank loans and other debt
BORROWINGS
Contractual undiscounted cash flows	333,044
Less: interest	(41,762)
Less: debt modification	(459)
Less: subsidized interest rate effect	(612)
Total borrowings	290,211
2023 | Notes [Member]
BORROWINGS
Contractual undiscounted cash flows	63,963
2023 | Bank loans and other debt
BORROWINGS
Contractual undiscounted cash flows	90,636
2024 | Notes [Member]
BORROWINGS
Contractual undiscounted cash flows	67,213
2024 | Bank loans and other debt
BORROWINGS
Contractual undiscounted cash flows	76,944
2025 | Notes [Member]
BORROWINGS
Contractual undiscounted cash flows	41,246
2025 | Bank loans and other debt
BORROWINGS
Contractual undiscounted cash flows	150,222
2026 | Notes [Member]
BORROWINGS
Contractual undiscounted cash flows	38,415
2026 | Bank loans and other debt
BORROWINGS
Contractual undiscounted cash flows	15,242
2027 | Notes [Member]
BORROWINGS
Contractual undiscounted cash flows	₽ 22,477